Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies

(a)	Basis of presentation

The combined and consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

(b)	Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. An adjustment has been made to the combined and consolidated balance sheet, and combined and consolidated statements of operations for the year ended December 31, 2017 to reclassify certain related party transactions. The items were reclassified as follows:

	Previously reported	Reclassification	After reclassification
	2017	(Decrease)/ Increase	2017
Combined and Consolidated Balance Sheets
Current assets:
Accounts receivable	3,693,095	(1,626,793)	2,066,302
Accounts receivable – related parties	24,737	1,626,793	1,651,530
Current liabilities:
Accrued marketing and channel fees	6,565,830	(3,724,570)	2,841,260
Accrued marketing and channel fees – related parties	771,247	3,724,570	4,495,817
Combined and Consolidated Statements of Operations
Net revenue:
Commission fee	6,446,753	(2,112,227)	4,334,526
Commission fee - related parties	1,516,621	2,112,227	3,628,848

(c)	Principal of consolidation

The combined and consolidated financial statements include the financial statements of the Group, its wholly-owned subsidiaries, and consolidated VIEs. All significant intercompany transactions and balances have been eliminated upon consolidation.

The Group has an employee benefit trust to facilitate share transactions pursuant to certain equity incentive plans. The trust is a separate legal entity under the Group’s control, for which the Group is the primary beneficiary using variable interest entities model criteria under Accounting Standards Codification (“ASC”) 810, Consolidations. Consequently, the group has consolidated and classified the trust shares within our combined and consolidated balance sheets.

Variable Interest Entities (“VIE”) arrangements

To be in compliance with PRC regulations for information intermediary companies, the Group entered into VIE arrangements with the following entities:

(i)	On September 28, 2014 (“Effective Date”), NCF Financial and Beijing Oriental signed the VIE agreements. Beijing Oriental is the principal operating entity of the P2P business of the Group. The VIE agreements enable NCF Financial to (1) have the power to direct the activities that most significantly affect the economic performance of Beijing Oriental , and (2) receive the economic benefits of Beijing Oriental that could be significant to Beijing Oriental. Accordingly, NCF Financial is considered the primary beneficiary of Beijing Oriental and has consolidated Beijing Oriental’s assets, liabilities, results of operations, and cash flows in the accompanying combined and consolidated financial statements.

(ii)

On January 22, 2018 (“Effective Date”), Cloud Services, a wholly owned subsidiary of the Group, entered into a series of VIE agreements with Jing Xun Shi Dai’s shareholders, Mr. Zhenxin Zhang and Ms. Huanxiang Li, who acquired Jing Xun Shi Dai from Bejing Oriental on January 4, 2018.

The VIE agreements enable Cloud Services to (1) have the power to direct the activities that most significantly affect the economic performance of Jing Xun Shi Dai, and (2) receive the economic benefits of Jing Xun Shi Dai that could be significant to Jing Xun Shi Dai. Accordingly, Cloud Services is considered the primary beneficiary of Jing Xun Shi Dai and has consolidated Jing Xun Shi Dai’s assets, liabilities, results of operations, and cash flows in the accompanying audited combined and consolidated financial statements.

VIE agreements

Power of Attorney

The shareholders of the VIEs have executed an irrevocable power of attorney in favor of NCF Financial and Cloud Services (collectively, “Primary Beneficiaries”), or any entity or individual designated by Primary Beneficiaries. Pursuant to the power of attorney, Primary Beneficiaries (or their designees) have full power and authority to exercise all of such shareholder’s rights, including the right to attend and vote at equity holders’ meetings and appoint directors. The power of attorney will remain in force for so long as shareholders remain as shareholders of Primary Beneficiaries.

Exclusive Option Agreement

The VIEs and their shareholders have entered into an exclusive share option agreement with Primary Beneficiaries, pursuant to which all the shareholders of the VIEs have granted an exclusive option to Primary Beneficiaries (or their designees) to purchase all or part of such shareholders’ equity interest, at a purchase price equal to the higher of the registered capital of the VIEs or the minimum price permitted by applicable PRC laws at the time of such purchase. Unless unilaterally terminated Primary Beneficiaries, the exclusive option agreements remain in effect until the equity interest that are the subject of such agreements are transferred to Primary Beneficiaries.

Equity Interest Pledge Agreement

The shareholders of the VIEs have entered into an equity interest pledge agreement with Primary Beneficiaries, pursuant to which all shareholders have pledged their interests in the VIEs to secure the performance of obligations by the VIEs and their shareholders under the business cooperation agreement, and exclusive option agreements. Unless mutually terminated, these equity interest pledge agreements remain in force for the duration of the terms of the aforementioned agreements.

Business Cooperation Agreement

The VIEs and their shareholders have entered into a business cooperation agreement with Primary Beneficiaries, pursuant to which Primary Beneficiaries have the exclusive right to provide to the VIEs technical and consulting services including but not limited to, server maintenance and related internet platform management service, development, and upgrade of application software for servers and users, training of technical and business personnel, and other services agreed upon by the parties. Without Primary Beneficiaries’ prior written consent, the VIEs shall not engage any third party for any of the technical and consulting services provided under this agreement.

In addition, Primary Beneficiaries exclusively own all intellectual property rights resulting from the performance of all services under this agreement. The Business Cooperation Agreement entitles Primary Beneficiaries to charge the VIEs service fees that amount to substantially all of the net income of the VIEs. The term of this agreement is ten years the effective dates of the VIE agreements and will be extended upon the written notice made by the Primary Beneficiaries for a period determined by it. Primary Beneficiaries can terminate the agreement at any time by providing 30 days’ prior written notice to the VIEs. The VIEs are not permitted to terminate the agreement prior to the expiration date, which is ten years from their respective Effective Date.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with the VIEs and their shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

a.	Revoke the business and operating licenses of the Company’s PRC subsidiaries and the consolidated VIEs;

b.	Discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries and the consolidated VIEs;

c.	Impose fines or other requirements on the Company’s PRC subsidiaries and the consolidated VIEs;

d.	Require the Company or the Company’s PRC subsidiaries and the VIE to revise the relevant ownership structure or restructure operations;

e.	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in China;

f.	Shut down the Group’s servers or blocking the Group’s online platform;

g.	Discontinue or placing restrictions or onerous conditions on the Group’s operations; and/or

h.	Require the Company to undergo a costly and disruptive restructuring.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its combined and consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders, and it may lose the ability to receive economic benefits and loss from the VIEs.

The interests of the shareholders of VIEs may diverge from that of the Company, and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs to not pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, there no existing arrangements which would give rise to any potential conflicts of interest. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreement provide the Company with a mechanism to maintain control of the VIEs. The Company relies on shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following table sets forth the carrying amount of the assets and liabilities of the VIEs included in the Company’s combined and consolidated balance sheets with intercompany transactions eliminated:

	As of December 31,
	2018	2017

Current assets	$135,131,467	$24,859,791
Non-current assets	$6,099,961	$12,642,404
Total assets	$141,231,428	$37,502,195
Total liabilities	$19,713,707	$22,145,453

In accordance with the VIE contractual arrangements, Cloud Services and NCF Financial have the power to direct activities of the VIE Companies, and can have assets transferred out of the VIE Companies. There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its paid-in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends.

(d)	Use of estimates

The preparation of combined and consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the combined and consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified.

Significant accounting estimates reflected in the Group’s combined and consolidated financial statements include valuation allowances for deferred tax assets, allowance for doubtful accounts, the useful lives of fixed assets, valuation of available for sales investments, valuation of share-based awards, accrued marketing and channel fees, accruals and other liabilities.

(e)	Revenue recognition

The Group engages primarily in operating an online consumer finance marketplace and matches borrowers with investors. The transaction fees are not earned until a borrower and investor are matched and enter into a transaction. The Group earns revenue through transaction and service fees, commission fees, and various other insignificant types of revenue.

As an information intermediary in the introduction between borrowers and investors, the Group acts as an agent and does not have any legal obligations of the loans or securities facilities. Therefore, the Group does not record loans receivable and payable arising from the loans between lending investors and borrowers on its combined and consolidated balance sheets.

Revenue is recognized when each of the following criteria is met under ASC Topic 605:

1)	Persuasive evidence of an arrangement exists;

2)	Services have been rendered;

3)	Pricing is fixed or determinable; and

4)	Collectability is reasonably assured.

Transaction and service fees

Transaction and service fees include the following products:

●	Online P2P loan facilitation services: matching services to connect borrowers with investors and setting up automated repayment schedule upon loan origination. The Group charges borrowers a transaction fee for the service;

●	Premier wealth management services (“PWM”): services provided to borrowers to facilitate the matching of investors with various registered wealth management products. The Group charges borrowers a transaction fee for the PWM services.

●	Exchange administered product program (E-APP): product registration services include advising registration holders (usually are borrowers) on the selection of local financial assets trading service platforms, review registration application documentation and assists with due diligence conducted by the local financial assets trading service platform. The Group charges registration holders for the E-APP product registration services to connect borrowers with investors.

Transaction fees are usually non-refundable and recognized upon loan origination or upon funding received by registration holders for E-APP or when the price is considered fixed. At this point, the Group has completed all performance obligations to the borrowers and collectability is reasonably assured.

Incentives to investors

The Group occasionally provides incentives to potential investors at its sole discretion. The voucher incentives are offered to all investors who invest through the Wangxin Puhui platform and Wangxin platform.

The Group provides the following types of incentive:

Cash incentive types	Description	Awarded to	Benefit

Event reward/sign up voucher	Earned upon sign-up for platform events and applied upon investment	Potential investor	One-time fee deduction

Investment reward voucher	Earned upon making an investment and applied in the next investment	Investor	One-time fee deduction or Additional interest

When an investor makes an investment through the Group, the investor can redeem the vouchers, either upfront as a one-time contribution to the investment amount or on a monthly basis over the term of the investment as additional interest. If the investor chooses to redeem the voucher upfront, their investment is reduced by the voucher value, and the investor still entitled to full repayment of the stated principal value.

The Group considers both investors and borrowers as customers. The event reward and sign up voucher can be applied to the initial investment only. The cost of the awarded vouchers is treated as a direct reduction of revenue upon initial investment by the investor in accordance with ASC 605-50-25-7.

The investment reward voucher can be applied after the initial investment. The Group considers the investment reward voucher as an obligation to investors for future investment. As the amount of the investment reward is relatively insignificant as compared to the financial statements taken as a whole, the Group does not record this as a deferred revenue.

Commission fee

Yinghua Wealth, one of the Group’s subsidiaries, engages in the businesses of introducing potential investors to purchase contractual funds from other financial institutions. The commission fee is calculated based on a certain percentage of the funds invested by investors that are recommended by Yinghua Wealth and is recognized as revenue when the funds are fully subscribed.

The Group provides E-APP product promotion services to promote financial products registered at local financial assets exchange trading service platform. The commission fee is calculated based on a certain percentage of the funds invested by investors and the Group recognizes revenue when registration holders of the financial instruments received funding.

Other revenues

Other revenues mainly include advisory income and technology service fees.

Advisory income is charged to a borrower for assistance with the credit assessment before the borrower qualifies for their loan. They earn a fee based on the percentage between 0.5%-1% of the loan.

E-APP data processing technology services include data transmission and storage to E-APP borrowers to facilitate the preparation of registration application.

Other revenues are recognized upon loan origination or upon funding received by registration holders for E-APP.

(f)	Foreign currency and foreign currency translation

The reporting currency of the Group is the US dollar. The functional currency of the BVI and HK entities is the Hong Kong dollar (“HK$”). The functional currency of the Group’s PRC subsidiaries, VIEs and the subsidiaries of the VIEs is RMB based on the criteria of ASC 830, Foreign Currency Matters.

The combined and consolidated financial statements are translated to U.S. dollars using the period-end rates of exchange for assets and liabilities, equity is translated at historical exchange rates, and average rates of exchange (for the period) are used for revenues and expenses and cash flows. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the combined and consolidated balance sheets. Translation adjustments resulting from the process of translating the functional currency financial statements into U.S. dollars are included in determining comprehensive income / loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Asset and liability accounts at December 31, 2018, and 2017 were translated at RMB 1.00 to US $0.1457 and at RMB 1.00 to US $0.1536, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rates applied to the statements of operations for the years ended December 31, 2018, 2017 and 2016 were RMB 1.00 to US $0.1452, RMB 1.00 to US $0.1480 and RMB 1.00 to US $0.1505, respectively.

(g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and funds held in checking, deposits, short term certificate of deposits with banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. As of December 31, 2018 and 2017, the Group had $2,705,237 and $825,175 cash deposited with Haikou United Rural Commercial Bank Co., Ltd., respectively. Haikou United Rural Commercial Bank Co., Ltd. was a related party in 2017 and beginning October 26, 2018, it ceased to be a related party as the Haikou’s director, Mr. Nan Xiao, resigned from Yinghua Weath.

(h)	Short-term investments

Short-term investments consist of certificates of deposit and available for sale debt securities with original maturities of greater than 90 days and not more than one year.

The Group intends to hold the certificates of deposit until maturity. Investment in certificates of deposit are valued at amortized cost, which approximates fair value.

The Group classifies the debt securities as available for sale in accordance with FASB ASC Topic 320 “Investments — Debt and Equity Securities.” The debt securities not classified as held to maturity or trading shall be classified as available for sale and are reported at fair value. Unrealized gains and losses on available for sale securities are excluded from earnings and reported as accumulated other comprehensive income or loss (a separate component of equity), net of related income taxes. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. The unrealized gain for the available-for-sale financial assets as of December 31, 2017 is immaterial as compared to the combined and consolidated financial statements taken as a whole.

As of December 31, 2017, the Group only holds debt securities which are the loan products listed on its online marketplace platform. The average term of most of loan products the Group purchased were 21 days. As a result, the Group classified such investments as available-for-sale and carry them at fair value. As of December 31, 2018, the Group redeemed all of the available-for-sale financial assets and the short term investment only consists held-to-maturity financial assets.

The Group reviews its held to maturity and available-for-sale financial assets for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment.

(i)	Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Group applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts receivables, advances to suppliers and other receivables, loan receivable – related parties, various accrued liabilities, and loans payable – related parties. Certificates of deposit, which was recorded under short-term investment, accounts receivables, advances to suppliers, loan receivable – related parties, various accrued liabilities, and loans payable – related parties were not recorded at fair value. Their carrying values approximate their fair values due to the short-term maturity of these instruments.

The following table presents information about the Group’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2018, and 2017 and indicates the fair value hierarchy of the valuation techniques the Group utilized to determine such fair value.

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
Asset:
Available-for-sale financial assets*	$-	$-	$-	$-

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
Asset:
Available-for-sale financial assets*	$470,641	$-	$470,641	$-

*Available-for-sale financial assets were recorded under short-term investment.

(j)	Accounts receivables and allowance for doubtful accounts

Accounts receivable are stated at the historical carrying amount, net of an allowance for any potentially uncollectible amounts. The Group makes estimates for the allowance for doubtful accounts based upon the assessment of various factors, including historical experience, the age of the accounts receivable balances, the credit quality of customers, current economic conditions, and other factors that may affect customers’ ability to pay. The Group recorded bad debt allowance of $713,080 and $0 as of year ended December 31, 2018, and 2017.

(k)	Fixed assets, net

Equipment, software, and leasehold improvement are recorded at cost, less accumulated depreciation and impairment. Depreciation of equipment, software, and leasehold improvement is calculated on a straight-line basis, after consideration of expected useful lives. The estimated useful lives of these assets are as follows:

Category	Estimated useful lives of the assets
Electronic equipment	3-5 years
Furniture and office equipment	3-5 years
Software	3-5 years
Leasehold improvement	Shorter of useful life or 3 years

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses on disposal of equipment, software, and leasehold improvement are the difference between net sales proceeds and the carrying amount of the related assets and are recognized in the combined and consolidated statements of operations as other miscellaneous expense.

(m)	Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected undiscounted cash flows arising from those assets. No impairment of long-lived assets was recognized for the years ended December 31, 2018, 2017 and 2016.

(n)	Sales and marketing expenses

Sales and marketing expenses consist primarily of commission paid to co-operating institution, financial advisors, advertising and marketing promotion expenses, salaries and benefits and other expenses incurred by the Group’s sales and marketing personnel.

(o)	Loan facilitation and servicing expenses

Loan facilitation and servicing expenses consist primarily of costs related to credit assessment and customer and system support.

(p)	General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including share-based compensation) for general management, finance, and administrative personnel, rental, professional service fees, and other expenses.

(q)	Product development expenses

Product development expenses include expenses incurred by the Group to gather historical data and borrowing behaviors, as well as to maintain, monitor and manage the Group’s transaction and service platforms. The Group recognizes website, software and mobile applications development costs in accordance with ASC 350-50 “Website development costs” and ASC 350-40 “Software - internal use software” respectively. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and mobile applications or the development of software or mobile applications for internal use and websites content. Product development costs that required capitalization was immaterial as of December 31, 2018 and 2017.

(r)	Share-based compensation

The Group applies ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The awards granted are only subject to a service condition and contain graded vesting features. The Group measures the employee share-based compensation based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of an estimated forfeiture rate using graded vesting method, over the requisite service period, with a corresponding amount reflected in additional paid-in capital. The amount of accumulated compensation costs recognized at any date is at least equal to the portion of the grant date fair value of the vested awards on that date.

The estimated forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate are recognized through a cumulative catch-up adjustment in the period of change.

Share-based awards granted to non-employees are accounted for in accordance with ASC 505-50 Equity-Based Payments to Non-Employee. All transactions in which services are received in exchange for share-based awards are accounted for based on the fair value of the consideration received or the fair value of the awards issued, whichever is more reliably measurable. Share-based compensation is measured at fair value at the earlier of the commitment date or the date the services are completed. The Group re-measure the awards using the then-current fair value at each reporting date until the measurement date, generally when the services are completed, and awards are vested and attribute the changes in those fair values over the service period by the straight-line method.

(s)	Interest income

Interest income includes interest earned from the Group’s custodian account, Haikou United Rural Commercial Bank Co., Ltd., and loan receivable from a related party (See Note 19).

(t)	Taxation

Value-added tax

Effective since January 1, 2012, the PRC ministry of finance and the state administration of taxation launched the Value Added Tax (“VAT”) Pilot Program for certain industries in certain regions in China. According to the implementation circulars released by the ministry of finance and the state administration of taxation on the Pilot Program, the “Modern Service Industries” includes research, development and technological services, information technology services, cultural innovation services, logistics support, lease of tangible properties, attestation and consulting services. Revenue presented in the combined and consolidated statements of operations is net off VAT.

Income taxes

The income tax expense for the period is comprised of current and deferred tax. Tax is recognized in the combined and consolidated statements of operations, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

(1)	Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries and consolidated VIEs operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(2)	Deferred income tax

The Group accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Deferred income taxes are recognized with net operating loss carryforwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2017, 2016, and 2015 are subject to examination by any applicable tax authorities. The Group had no uncertain tax positions for the years ended December 31, 2018, 2017 and 2016.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

(u)	Statutory reserves and restricted net assets

In accordance with the PRC laws and regulations, the Group’s PRC subsidiary and consolidated VIEs are required to make an appropriation to certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts. PRC subsidiary and consolidated VIEs are required to appropriate at least 10% of their after-tax profits to the statutory reserve until such reserve has reached 50% of their respective registered capital. As of December 31, 2018 and 2017, the accumulated amounts of statutory reserves amounted to $6,838,628 and $721,818, respectively.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the Board of Directors of each of the Group’s PRC entities. There are no appropriations to these reserves by the Group’s PRC entities for the years ended December 31, 2018, and 2017.

As a result of PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entity is restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital, capital reserves and statutory reserves of the Group’s PRC entities. As of December 31, 2018, and 2017, the aggregated amounts of paid-in-capital, capital reserve and statutory reserves represented the amount of net assets of the relevant entity in the Group not available for distribution amounted to $86,542,277 and $59,739,451, respectively (including the statutory reserve fund of $6,838,628 and $721,818 as of December 2018, and 2017, respectively). As a result of the above restrictions, parent-only financials are presented in Schedule 1.

(v)	Non-controlling Interest

Non-controlling interest mainly consists of an aggregate of 8.09% as of 2018 and 2017, and 16.07% prior to 2017, of the equity interests in Yinghua Wealth held by a third party. The non-controlling interests are presented in the combined and consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Loss attributable to non-controlling interests holders are presented on the combined and consolidated statement of operations as an allocation of the total income (loss) for the year between non-controlling interest holders and the shareholders of the Group.

(w)	Earnings (loss) per share

The Company computes earnings per share in accordance with ASC Topic 260, Earnings per Share (“ASC 260”), which requires earnings per share for each class of stock (ordinary stock and participating preferred stock) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of ordinary shares and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between ordinary shareholders and other security holders based on their respective participation rights in undistributed earnings. The options and restricted stock units of the Company do not contain non-forfeitable rights and therefore are not considered participating securities. (Note 17)

(x)	Segment reporting

The Group follows ASC 280, Segment Reporting. The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC, and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

(y)	Significant risks and uncertainties

Interest Rate Risk

The Group has not been exposed to material risks due to changes in market interest rates, and it has not used any derivative financial instruments to manage its interest risk exposure. However, the Group cannot provide assurance that it will not be exposed to material risks due to changes in market interest rates in the future. Its future interest income may fall short of expectations due to changes in market interest rates.

The fluctuation of interest rates may also affect the demand for our marketplace lending business. For example, a decrease in the interest rate may cause potential borrowers to seek loans from other channels and higher returns offered by comparable or substitute products may damper investor desire to invest in its marketplace. However, it does not expect that the fluctuation of interest rates will have a material impact on our financial condition.

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

The concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily included in the combined and consolidated financial statement lines of cash and cash equivalents, short-term investments, accounts receivable, advances to suppliers, other receivable, loans receivable – related parties. As of December 31, 2018 and 2017, $136,238,314 (including certificates of deposit of $129,182,053) and $33,234,949 were deposited in financial institutions located in the PRC, respectively. As of December 31, 2018 and 2017, $18,001,644 and $1,832,788 were deposited in financial institutions located in Hong Kong, respectively. Accounts receivable and loans receivable from related parties are typically unsecured and are derived from revenue earned from customers or related parties. The risk with respect to accounts receivable and loan receivable – related parties are mitigated by credit evaluations. The Group performs on its customers or related parties and its ongoing monitoring process of outstanding balances.

As of December 31, 2018, and 2017, the Group had loans receivable from related parties below:

	As of December 31,
	2018	2017
Net Credit Group Co., Ltd.	$-	$4,492,072
Gain Thrive Limited	-	22,471,164
UCF Holdings Group Limited	-	16,810,642
	$-	$43,773,878

There were no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years ended December 31, 2018, 2017 and 2016.

There were four and two (two from related parties) customers that accounted for 64% and 44% (44% from related parties) of the Group’s carrying amount of accounts receivable as of December 31, 2018, and 2017, respectively.

There were three (two from related parties) and three (three from related parties) service providers that accounted for 47% (36% from related parties) and 62% (62% from related parties) of the Group’s payable or accrued expenses as of December 31, 2018, and 2017.

There were three (two from related parties), three (one from related parties), and two (two from related parties) service providers that accounted for 67% (32% from related parties), 55% (12% from a related party), and 30% (30% from related parties) of the Group’s carrying amount of the sales and marketing expenses during the years ended December 31, 2018, 2017, and 2016, respectively.

There were one, two (one from a related party), and two (one from a related party) service providers that accounted for 11%, 24% (13% from a related party), 38% (16% from a related party) of the Group’s carrying amount of the origination and servicing expenses during the years ended December 31, 2018, 2017, and 2016, respectively.

There were three (one from a related party), four (two from related parties), and two (one from a related party) asset cooperative institutions that accounted for 55% (17% from a related party), 57% (26% from a related party), and 43% (20% from a related party) of the total loan facilitated as of December 31, 2018, 2017 and 2016, respectively. Asset cooperative institutions are the companies who introduce qualified borrowers to the Group.

There were two (two from related parties), two (two from related parties), and one (one from a related party) funding cooperative institutions that accounted for 64% (64% from related parties), 39% (39% from related parties) and 39% (39% from related parties), of   the total loan facilitated as of December 31, 2018, 2017 and 2016, respectively. Funding cooperative institutions are the companies who introduce funding sources to the Group.

(z)	Advertising Expense

The Company expenses advertising costs as they incurred. Advertising expense has been included as part of sales and marketing expenses. For the years ended December 31, 2018, 2017, and 2016, the Company incurred advertising expense of $753,413, $434,190 and $737,452, respectively.

(aa)	Recently issued accounting standards

In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates guidance for when revenue should be recognized from the exchange of goods or services. ASU No. 2016-08 was issued in March 2016 to clarify the principal versus agent guidance in this new revenue recognition standard. ASU 2016-10 was issued in April 2016 to clarify the guidance on accounting for licenses of intellectual property and identifying performance obligations in the new revenue recognition standard. ASU 2016-12 was issued in May 2016 to clarify the guidance on transition, collectability, non-cash consideration and the presentation of sales and other similar taxes in the new revenue recognition standard. ASU 2016-20 was issued in December 2016 to make technical corrections and improvements on narrow aspects of this guidance. ASU No. 2015-14 was issued in August 2015 to defer the effective date of ASU 2014-09 for one year.

In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The object is to address certain issues identified by the FASB-IASB Joint Transition Resource Group for Revenue Recognition. The amendments in this Update affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, defers the effective date of Update 2014-09 by one year.

The new standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach with the cumulative effect of initially applying the new standard recognized at the date of initial application and providing certain additional disclosures. The new standard is effective for public companies’ annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period.

To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps:

(i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Topic 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Group has completed its initial analysis of Topic 606 and has concluded that the measurement of revenue and the timing of recognizing revenue is not expected to change for the revenues from loan transaction fees, commission fees and other revenue. The Group plans to adopt Topic 606 using the modified retrospective method in the first quarter of fiscal 2019, assuming the Company will still remain an emerging growth company on that date. Based on the Group’s initial analysis, it did not identify a material cumulative catch-up adjustment to the opening balance sheet of retained earnings on January 1, 2019. The Group’s future financial statements will include additional disclosures as required by Topic 606.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1) A lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and 2) A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those years. The Company will adopt ASU 2016-02 on January 1, 2020 assuming the Company will still remain an emerging growth company on that date.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815). The amendments in Part I of the Update change the reclassification analysis of certain equity-linked financial instruments (or embedded features) with down-round features. The amendments in Part II of this Update re-characterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. The amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments in Part II of this Update do not require any transition guidance because those amendments do not have an accounting effect. The Group does not believe the adoption of this ASU would have a material effect on the Group’s combined and consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The amendments in this Update affect any entity that is required to apply the provisions of Topic 220, Income Statement – Reporting Comprehensive Income, and has items of other comprehensive income for which the related tax effects are presented in other comprehensive income as required by GAAP. The amendments in this Update are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments in this Update should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Group does not believe the adoption of this ASU would have a material effect on the Group’s combined and consolidated financial statements.

In 2018, the FASB issued ASU No. 2018-07, “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”, which changes the measurement date for share-based awards to the grant date, instead of the previous requirement to remeasure the awards through the performance completion date. ASU No. 2018-07 is effective for the Company for fiscal years beginning after December 31, 2018, including interim periods within that fiscal year. Early adoption is permitted. The Company does not believe adopting ASU No. 2018-07 will have a material impact on its consolidated financial statements.

In 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which modifies fair value disclosures and removes some disclosure requirements for both public and private companies. In addition, public companies are subject to some new disclosure requirements which requires to disclose the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. ASU No. 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company does not believe adopting ASU No. 2018-13 will have a material impact on its consolidated financial statements.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s combined and consolidated balance sheets, statements of operations and comprehensive income (loss) and statements of cash flows.

(ac)	Management’s Evaluation of Subsequent Events

The Group evaluates events that have occurred after the balance sheet date of December 31, 2018, through the date which the combined and consolidated financial statements were issued. Based upon the review, other than those described in Note 20 – Subsequent Events, the Group did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the combined and consolidated financial statements.